Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 296,102	$ 286,810
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	98,168	96,849
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	103,863	102,444
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,746	39,539
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	70,586	65,034
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	57,118	56,430
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,695	5,595
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,404	28,596
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,342	10,943
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	59,865	53,034
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,721	12,000
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,789	23,363
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,490	8,546
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,036	16,122
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,899	3,088
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,038	9,676
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,435	18,719
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 220	$ 279